Segment disclosure (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of operating segments [Abstract]
Disclosure of detailed information about geographic revenues segment reporting [Table Text Block]
	North America (i)	South America	Australia	Africa	Europe	Total
	$	$	$	$	$	$

2025

Royalties	165,738	5,765	347	5,414	-	177,264
Streams	11,883	45,831	27,029	-	15,363	100,106

	177,621	51,596	27,376	5,414	15,363	277,370

2024

Royalties	126,101	1,338	240	2,696	-	130,375
Streams	8,204	22,371	19,808	-	10,399	60,782

	134,305	23,709	20,048	2,696	10,399	191,157

Disclosure of detailed information about geographic net assets [Table Text Block]
	North America (i)	South America	Australia	Africa	Asia	Europe	Total
$	$	$	$	$	$	$

December 31, 2025

Royalties	404,599	131,823	58,078	48,841	5,248	10,847	659,436
Streams	161,176	128,907	127,252	-	22,300	30,184	469,819
Offtakes	-	-	7,067	-	3,704	-	10,771

	565,775	260,730	192,397	48,841	31,252	41,031	1,140,026

December 31, 2024

Royalties	392,520	127,008	57,646	49,906	-	10,333	637,413
Streams	146,408	127,974	136,386	-	22,300	32,603	465,671
Offtakes	-	-	7,067	-	3,704	-	10,771

	538,928	254,982	201,099	49,906	26,004	42,936	1,113,855